Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash (used in) provided by: Operating activities:
Net (loss) profit for the year	$ (694)	$ 51
Adjustments for:
Current income tax expense	38	31
Amortization of property, plant and equipment	114	104
Amortization of intangible assets	533	440
Share?based compensation	36	58
Finance income, net	(34)	(51)
Unrealized foreign exchange loss	35	7
Change in the following:
Accounts receivable	837	(479)
Inventories	(585)	(357)
Prepaid expenses	(47)	(58)
Accounts payable and accrued liabilities	415	86
Interest received, net	57	63
Income taxes paid, net	(49)	(27)
Cash flows from (used in) operating activities	656	(132)
Investing activities:
Acquisition of intangible assets	0	(87)
Acquisition of Gateway Pharmacy	(542)	0
Cash flows used in investing activities	(542)	(87)
Financing activities:
Repayment of lease liability	(89)	(76)
Cash flows used in financing activities	(89)	(76)
Increase (Decrease) in cash and cash equivalents	25	(295)
Cash and cash equivalents, beginning of period	7,191	6,369
Cash and cash equivalents, end of period	$ 7,216	$ 6,074